Rights of use of assets (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use interests	$ (279)	$ (765)
Results from short-term leases	$ (36)	$ (57)